Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (8,874,044)	$ (1,909,303)	$ (29,145,901)	$ (160,875)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation		101	151	201
Gain on sale of asset	(4,500)
Accrued interest	28,677	312,197	349,339	381,886
Accretion of discounts on promissory notes		945,969	945,969	613,610
Change in fair value of embedded derivative		(673,314)	(673,314)	(2,447,908)
Change in fair value of convertible debt			2,993,060
Loss on extinguishment of debt			347,566
Stock-based compensation	698,013	80,193	121,764	178,679
Issuance of liability classified warrants			1,865,403
Change in fair value of liability classified warrants	(2,942,791)		1,438,186
Change in fair value of convertible notes	(2,678,415)	347,566
Issuance of warrants for share subscription facility			11,565,472
Commitment fee for share subscription facility			1,124,289
Warrant modification			56,590
Lease cost	(91)	(1,177)	(1,808)	1,962
Loss on debt conversions	2,595,278
Issuance costs for convertible notes			1,920,158
Debt conversion expense			154,391
Changes in operating assets and liabilities:
Unbilled receivable	165,090	(75,354)	(441,721)	173,552
Prepaid expenses and other assets	(158,499)	103,245	(1,616,019)	(25,401)
Accounts payable	2,746,933	347,420	(1,423,494)	1,183,820
Accrued expenses and other liabilities	546,841	(127,004)	2,177,742	(1,146,868)
Net cash used in operating activities	(7,877,508)	(649,461)	(8,242,177)	(1,247,342)
Cash flows from investing activities:
Proceeds from sale of asset	4,500
Net cash provided by investing activities	4,500
Cash flows from financing activities:
Proceeds from issuance of convertible notes			14,029,842	1,000,000
Proceeds from issuance of promissory notes		50,000
Proceeds from issuance of promissory notes to related parties		350,000	350,000	100,000
Repayment of promissory notes			(467,774)
Proceeds from exercise of stock options		262,862	262,862
Repayments of convertible notes	(265,812)
Proceeds from issuance of common stock for business combination		7,804,167	6,626,312
Repayment of financed insurance premiums	(391,270)		(488,543)
Contribution from noncontrolling interests				20
Net cash (used in) provided by financing activities	(657,082)	8,467,029	20,312,699	1,100,020
Increase (decrease) in cash and cash equivalents	(8,530,090)	7,817,568	12,070,522	(147,322)
Cash and cash equivalents beginning of period	12,264,736	194,214	194,214	341,536
Cash and cash equivalents end of period	3,734,646	8,011,782	12,264,736	194,214
Supplemental cash flow information:
Income tax payments	1,600	1,600	1,600	1,600
Supplemental disclosure of non-cash investing and financing activities:
Fair value of derivative liability at issuance			3,052	471,758
Settlement of convertible notes into common stock			5,696,703
Conversion of 2021 Notes			2,093,224
Transaction costs for business combination included in accounts payable offset against additional paid-in capital		1,200,412
Deferred transaction costs for convertible notes	82,819
Stock-based compensation	1,742,479
Conversions of convertible notes into common stock	11,198,754	5,696,703
Net assets acquired in business combination		1,068,950	1,068,950
Financed insurance premiums, net			867,300
Share subscription facility transaction costs			12,689,764
Deemed dividend related to warrants down round provision	$ 818,059		$ 803,140